COMMITMENTS AND CONTINGENCIES (Pending and Threatened Litigation and Purchase Commitments) (Details) (USD $)	6 Months Ended
	Jun. 30, 2012 Inventories [Member]	Jun. 30, 2012 2 Suppliers Lititgation [Member]	Dec. 31, 2011 2 Suppliers Lititgation [Member]
Loss Contingencies [Line Items]
Accrued value of loss contingency		$ 134,264	$ 143,052
Long-term Purchase Commitment [Line Items]
Purchase orders outstanding	$ 722,951